Shareholder Fees {- Fidelity Intermediate Municipal Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-10 | Fidelity Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none